Cover	Oct. 15, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2019
Entity File Number	1-10551
Entity Registrant Name	OMNICOM GROUP INC.
Entity Central Index Key	0000029989
Entity Tax Identification Number	13-1514814
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	437 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	415-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock Par Value 0. 15 Per Share [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.15 per share
Trading Symbol	OMC
Security Exchange Name	NYSE
Sec 0. 800 Senior Notes Due 2027 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.800% Senior Notes due 2027
Trading Symbol	OMC/27
Security Exchange Name	NYSE
Sec 1. 400 Senior Notes Due 2031 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.400% Senior Notes due 2031
Trading Symbol	OMC/31
Security Exchange Name	NYSE